SCHEDULE OF INVESTMENTS
Thornburg Income Builder Opportunities Trust	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 57.7%
	Automobiles & Components — 1.9%
	Automobiles — 1.9%
	Mercedes-Benz Group AG	133,563	$ 9,222,803
	Stellantis NV	74,500	1,737,340
			10,960,143
	Banks — 4.1%
	Banks — 4.1%
	ING Groep NV Series N,	505,147	7,542,870
	JPMorgan Chase & Co.	56,700	9,644,670
	Mitsubishi UFJ Financial Group, Inc.	374,100	3,214,342
	Regions Financial Corp.	184,100	3,567,858
			23,969,740
	Capital Goods — 0.4%
	Industrial Conglomerates — 0.4%
	Siemens AG	11,200	2,100,932
			2,100,932
	Consumer Discretionary Distribution & Retail — 1.5%
	Broadline Retail — 1.5%
	Alibaba Group Holding Ltd.	202,000	1,955,715
	JD.com, Inc. Class A	4,361	62,831
[a]	MercadoLibre, Inc.	4,300	6,757,622
			8,776,168
	Consumer Durables & Apparel — 0.9%
	Household Durables — 0.9%
	Sony Group Corp. Sponsored ADR	53,225	5,039,875
			5,039,875
	Consumer Services — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
[a,b]	Meituan Class B	9,160	96,075
			96,075
	Consumer Staples Distribution & Retail — 1.0%
	Consumer Staples Distribution & Retail — 1.0%
	Tesco plc	1,528,700	5,660,560
			5,660,560
	Energy — 5.1%
	Oil, Gas & Consumable Fuels — 5.1%
	Enbridge, Inc.	198,615	7,149,870
	Eni SpA	173,600	2,941,379
	Petroleo Brasileiro SA Sponsored ADR	302,585	4,832,283
	TC Energy Corp.	151,210	5,906,667
	TotalEnergies SE	130,500	8,874,435
			29,704,634
	Financial Services — 2.0%
	Capital Markets — 1.8%
	CME Group, Inc.	49,000	10,319,400
	Financial Services — 0.2%
[a,b]	Adyen NV	1,025	1,320,065
			11,639,465
	Food, Beverage & Tobacco — 1.5%
	Food Products — 0.2%
	Nestle SA	12,000	1,391,261
	Tobacco — 1.3%
	Altria Group, Inc.	187,900	7,579,886
			8,971,147

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Health Care Equipment & Services — 0.4%
	Health Care Equipment & Supplies — 0.4%
	Medtronic plc	27,300	$ 2,248,974
			2,248,974
	Insurance — 4.9%
	Insurance — 4.9%
	Assicurazioni Generali SpA	382,074	8,058,310
	Legal & General Group plc	1,643,600	5,260,583
	NN Group NV	378,360	14,932,438
			28,251,331
	Materials — 5.8%
	Chemicals — 3.1%
	Fertiglobe plc	2,294,190	1,855,216
	LyondellBasell Industries NV Class A	82,904	7,882,512
	OCI NV	279,469	8,095,561
	Metals & Mining — 2.7%
	BHP Group Ltd.	370,500	12,727,378
	Glencore plc	475,000	2,858,371
[c]	MMC Norilsk Nickel PJSC	30,700	181,130
[a,c]	Severstal PAO GDR	236,300	14,178
			33,614,346
	Media & Entertainment — 4.9%
	Entertainment — 2.0%
	Nintendo Co. Ltd.	196,000	10,229,532
[a]	Sea Ltd. ADR	36,900	1,494,450
	Interactive Media & Services — 2.9%
[a]	Meta Platforms, Inc. Class A	37,200	13,167,312
	Tencent Holdings Ltd.	91,600	3,444,165
			28,335,459
	Pharmaceuticals, Biotechnology & Life Sciences — 4.7%
	Biotechnology — 0.5%
	AbbVie, Inc.	19,400	3,006,418
	Pharmaceuticals — 4.2%
	Novartis AG	57,094	5,761,331
	Pfizer, Inc.	334,611	9,633,451
	Roche Holding AG	30,180	8,773,569
[a]	Sandoz Group AG	11,418	367,363
			27,542,132
	Semiconductors & Semiconductor Equipment — 4.9%
	Semiconductors & Semiconductor Equipment — 4.9%
	ASML Holding NV	11,610	8,737,254
	QUALCOMM, Inc.	62,500	9,039,375
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	100,682	10,470,928
			28,247,557
	Software & Services — 2.1%
	Information Technology Services — 0.2%
[a]	Shopify, Inc. Class A	17,500	1,363,250
	Software — 1.9%
	Microsoft Corp.	10,700	4,023,628
	Open Text Corp.	42,700	1,794,621
[a]	ServiceNow, Inc.	7,500	5,298,675
			12,480,174
	Technology Hardware & Equipment — 4.2%
	Communications Equipment — 2.1%
	Cisco Systems, Inc.	174,100	8,795,532
	Telefonaktiebolaget LM Ericsson Class B	577,800	3,615,385
	Electronic Equipment, Instruments & Components — 2.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Keyence Corp.	11,000	$ 4,846,241
	Lotes Co. Ltd.	208,189	7,258,345
			24,515,503
	Telecommunication Services — 3.0%
	Diversified Telecommunication Services — 2.5%
	AT&T, Inc.	333,000	5,587,740
	Orange SA	754,590	8,583,539
	Wireless Telecommunication Services — 0.5%
	Vodafone Group plc	3,450,000	3,014,955
			17,186,234
	Utilities — 4.4%
	Electric Utilities — 4.4%
	Endesa SA	514,135	10,477,516
	Enel SpA	2,052,127	15,246,451
			25,723,967
	Total Common Stock (Cost $381,525,468)		335,064,416
	Preferred Stock — 0.4%
	Financial Services — 0.4%
	Capital Markets — 0.4%
[c,d]	Gabelli Dividend & Income Trust Series J, 1.70%, 3/26/2028	102	2,397,000
			2,397,000
	Total Preferred Stock (Cost $2,358,500)		2,397,000
	Asset Backed Securities — 3.3%
	Auto Receivables — 1.2%
[b]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	$ 1,620,436	1,630,466
	Carvana Auto Receivables Trust,
[b]	Series 2021-P3 Class R, due 9/11/2028	2,500	616,287
[b]	Series 2022-P1 Class R, due 1/10/2029	3,000	742,836
[b]	Series 2022-P1 Class XS, due 1/10/2029	83,751,172	403,714
[b]	Credit Suisse ABS Trust Series 2020-AT1 Class CERT, due 6/15/2026	16,617	130,885
	JPMorgan Chase Bank NA - CACLN,
[b]	Series 2020-1 Class R, 33.784% due 1/25/2028	832,243	896,809
[b]	Series 2020-2 Class R, 31.355% due 2/25/2028	1,189,515	1,329,014
[b]	Lendbuzz Securitization Trust, Series 2022-1A Class A, 4.22% due 5/17/2027	1,157,125	1,128,105
[b]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	6,000	88,557
			6,966,673
	Credit Card — 0.3%
[b]	Mercury Financial Credit Card Master Trust, Series 2023-1A Class A, 8.04% due 9/20/2027	2,000,000	2,001,451
			2,001,451
	Other Asset Backed — 1.8%
[b]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	750,000	653,875
[b]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 7.00% due 7/25/2051	2,487,500	2,264,798
[b,c]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	12,500	782,223
	LP LMS Asset Securitization Trust,
[b]	Series 2021-2A Class A, 1.75% due 1/15/2029	183,668	182,574
[b]	Series 2021-2A Class D, 6.61% due 1/15/2029	1,000,000	894,929
[b]	Marlette Funding Trust Series 2021-3A Class R, due 12/15/2031	14,510	700,477
[b]	Mosaic Solar Loan Trust Series 2021-3A Class R, due 6/20/2052	8,471,318	366,901
[b]	Pagaya AI Debt Selection Trust, Series 2021-1 Class B, 2.13% due 11/15/2027	701,650	697,240
[d]	Prosper Marketplace Issuance Trust Series 2019-4A Class CERT, due 2/17/2026	44,227	603,265
	Upstart Pass-Through Trust,
[b]	Series 2021-ST5 Class A, 2.00% due 7/20/2027	561,445	536,730
[b]	Series 2021-ST7 Class CERT, due 9/20/2029	3,000,000	1,179,201
[b]	Series 2021-ST8 Class CERT, due 10/20/2029	3,000,000	734,754
[b]	Upstart Structured Pass-Through Trust, Series 2022-4A Class A, 7.01% due 11/15/2030	561,344	561,664
			10,158,631

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Total Asset Backed Securities (Cost $25,255,401)		19,126,755
	Corporate Bonds — 18.5%
	Automobiles & Components — 0.6%
	Construction & Engineering — 0.3%
[b,e]	IHS Netherlands Holdco BV, 8.00% due 9/18/2027	$ 2,000,000	$ 1,784,100
	Trading Companies & Distributors — 0.3%
	LKQ Corp., 6.25% due 6/15/2033	1,750,000	1,828,802
			3,612,902
	Banks — 0.3%
	Banks — 0.3%
[d,f]	Bank of New York Mellon Corp., Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	2,000,000	1,732,540
			1,732,540
	Commercial & Professional Services — 0.5%
	Commercial Services & Supplies — 0.5%
[b]	ACCO Brands Corp., 4.25% due 3/15/2029	500,000	451,560
[e]	Cimpress plc, 7.00% due 6/15/2026	2,000,000	1,955,400
	Equifax, Inc., 5.10% due 6/1/2028	667,000	672,943
			3,079,903
	Consumer Durables & Apparel — 0.6%
	Household Durables — 0.5%
[b]	CD&R Smokey Buyer, Inc., 6.75% due 7/15/2025	3,000,000	2,975,940
	Leisure Products — 0.1%
[b]	Vista Outdoor, Inc., 4.50% due 3/15/2029	265,000	259,430
			3,235,370
	Consumer Services — 0.5%
	Hotels, Restaurants & Leisure — 0.5%
[b]	Nathan’s Famous, Inc., 6.625% due 11/1/2025	1,125,000	1,119,386
[b]	TKC Holdings, Inc., 6.875% due 5/15/2028	2,000,000	1,857,780
			2,977,166
	Consumer Staples Distribution & Retail — 0.3%
	Consumer Staples Distribution & Retail — 0.3%
[b]	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875% due 2/15/2028	1,500,000	1,498,845
			1,498,845
	Energy — 1.9%
	Oil, Gas & Consumable Fuels — 1.9%
[b]	Chesapeake Energy Corp., 5.50% due 2/1/2026	2,000,000	1,986,280
[b]	CITGO Petroleum Corp., 7.00% due 6/15/2025	3,000,000	2,994,000
	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75% due 5/15/2025	2,000,000	1,979,440
	Kinder Morgan Energy Partners LP, 5.40% due 9/1/2044	2,000,000	1,876,540
	Sunoco LP/Sunoco Finance Corp., 5.875% due 3/15/2028	2,000,000	1,996,760
			10,833,020
	Equity Real Estate Investment Trusts (REITs) — 0.8%
	Diversified REITs — 0.5%
[b]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	3,000,000	2,748,720
	Real Estate Management & Development — 0.3%
[b]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	2,000,000	1,988,960
			4,737,680
	Financial Services — 2.7%
	Capital Markets — 1.3%
[b,e]	B3 SA - Brasil Bolsa Balcao, 4.125% due 9/20/2031	1,750,000	1,529,605
[b]	LPL Holdings, Inc., 4.375% due 5/15/2031	3,000,000	2,711,700
	Nasdaq, Inc., 2.50% due 12/21/2040	4,500,000	3,127,410
	Consumer Finance — 0.6%
[b]	FirstCash, Inc., 5.625% due 1/1/2030	3,500,000	3,351,180

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Financial Services — 0.8%
[b]	Antares Holdings LP, 2.75% due 1/15/2027	$ 2,000,000	$ 1,774,260
[b]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	3,000,000	2,981,040
			15,475,195
	Food, Beverage & Tobacco — 2.3%
	Beverages — 0.8%
[b,e]	Bacardi Ltd., 5.15% due 5/15/2038	3,000,000	2,850,330
[b,e]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	2,000,000	1,881,900
	Food Products — 0.5%
[b]	Post Holdings, Inc., 5.50% due 12/15/2029	3,000,000	2,897,310
	Tobacco — 1.0%
[b]	Vector Group Ltd., 10.50% due 11/1/2026	5,630,000	5,644,751
			13,274,291
	Health Care Equipment & Services — 0.8%
	Health Care Providers & Services — 0.8%
	Centene Corp., 2.625% due 8/1/2031	2,000,000	1,667,760
[b]	Tenet Healthcare Corp., 6.75% due 5/15/2031	3,000,000	3,070,770
			4,738,530
	Household & Personal Products — 0.8%
	Household Products — 0.4%
	Scotts Miracle-Gro Co.,
	4.375% due 2/1/2032	1,500,000	1,281,810
	4.50% due 10/15/2029	1,500,000	1,342,260
	Personal Care Products — 0.4%
[b]	Edgewell Personal Care Co., 4.125% due 4/1/2029	2,548,000	2,325,101
			4,949,171
	Insurance — 0.1%
	Insurance — 0.1%
[e]	Enstar Group Ltd., 3.10% due 9/1/2031	1,000,000	816,290
			816,290
	Materials — 1.5%
	Containers & Packaging — 0.9%
[b]	Matthews International Corp., Class C, 5.25% due 12/1/2025	3,414,000	3,346,744
[b]	Sealed Air Corp., 5.00% due 4/15/2029	1,960,000	1,907,864
	Metals & Mining — 0.6%
[e]	AngloGold Ashanti Holdings plc, 6.50% due 4/15/2040	2,399,000	2,354,259
[b]	Stillwater Mining Co., 4.50% due 11/16/2029	1,500,000	1,185,795
			8,794,662
	Media & Entertainment — 1.5%
	Media — 1.5%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[b]	4.25% due 1/15/2034	2,000,000	1,626,380
	4.50% due 5/1/2032	2,000,000	1,714,680
[b]	Sirius XM Radio, Inc., 5.50% due 7/1/2029	2,500,000	2,422,825
[b,e]	Telenet Finance Luxembourg Notes SARL, 5.50% due 3/1/2028	3,000,000	2,799,540
			8,563,425
	Semiconductors & Semiconductor Equipment — 0.3%
	Semiconductors & Semiconductor Equipment — 0.3%
[b]	Qorvo, Inc., 3.375% due 4/1/2031	2,000,000	1,717,880
			1,717,880
	Software & Services — 1.9%
	Information Technology Services — 0.8%
	Leidos, Inc., 5.50% due 7/1/2033	2,000,000	1,938,000
[b]	Science Applications International Corp., 4.875% due 4/1/2028	3,000,000	2,869,410
	Internet Software & Services — 0.4%
[b,e]	Prosus NV, 4.027% due 8/3/2050	3,000,000	1,962,390

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Software — 0.7%
[b]	MSCI, Inc., 3.875% due 2/15/2031	$ 2,500,000	$ 2,280,350
[b,e]	Open Text Corp., 3.875% due 12/1/2029	2,000,000	1,794,440
			10,844,590
	Telecommunication Services — 0.3%
	Wireless Telecommunication Services — 0.3%
[b,e]	Vmed O2 UK Financing I plc, 4.25% due 1/31/2031	2,000,000	1,752,800
			1,752,800
	Utilities — 0.8%
	Electric Utilities — 0.8%
[b,e]	AES Espana BV, 5.70% due 5/4/2028	2,000,000	1,831,240
[e]	Comision Federal de Electricidad, 5.00% due 9/29/2036	3,530,000	3,144,806
			4,976,046
	Total Corporate Bonds (Cost $108,964,056)		107,610,306
	Other Government — 0.4%
[b,e]	Finance Department Government of Sharjah, 4.00% due 7/28/2050	3,500,000	2,331,000
	Total Other Government (Cost $2,310,158)		2,331,000
	U.S. Treasury Securities — 0.6%
	United States Treasury Inflation Indexed Bonds, 0.75%, 2/15/2042	4,084,890	3,319,199
	Total U.S. Treasury Securities (Cost $3,322,374)		3,319,199
	U.S. Government Agencies — 0.2%
[b,d,f]	Farm Credit Bank of Texas, Series 4, 5.70% (5-Yr. CMT + 5.42%), 9/15/2025	1,000,000	950,000
	Total U.S. Government Agencies (Cost $1,037,594)		950,000
	Mortgage Backed — 7.0%
[b,d]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	1,734,875	1,610,843
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2021-J3 Class B4, 2.859% due 9/25/2051	350,000	160,803
[b,d]	Series 2021-J3 Class B6, 2.859% due 9/25/2051	200,000	60,041
	CSMC Trust, CMBS,
[b,d]	Series 2020-522F Class A, 9.215% (TSFR1M + 3.85%) due 9/16/2025	2,000,000	1,188,408
[b,d]	Series 2021-BPNY Class A, 9.191% (TSFR1M + 3.83%) due 8/15/2026	2,000,000	1,756,175
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2021-NQM8 Class M1, 3.256% due 10/25/2066	3,000,000	1,856,779
[b,d]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	1,489,543	1,420,209
	Federal Home Loan Mtg Corp.,
[d]	Pool 760027, 4.38% (5-Yr. CMT + 1.380%) due 11/1/2047	311,018	301,853
[d]	Pool 841463, 2.155% (2.18% - SOFR30A) due 7/1/2052	3,404,598	2,964,009
	Federal Home Loan Mtg Corp., UMBS Collateral, Pool SD8373, 6.00% due 11/1/2053	3,941,291	4,000,651
	Federal National Mtg Assoc.,
[d]	Pool BJ2784, 4.975% (5-Yr. CMT + 1.600%) due 12/1/2047	146,024	144,491
[d]	Pool BJ4423, 4.985% (5-Yr. CMT + 1.360%) due 1/1/2048	238,131	234,953
[d]	Pool BK4138, 5.475% (5-Yr. CMT + 1.600%) due 4/1/2048	384,177	384,810
[d]	Pool BN7152, 5.16% (H15T1Y + 2.16%) due 11/1/2047	367,875	370,285
[d]	Pool BN7153, 4.41% (H15T1Y + 2.16%) due 4/1/2048	647,097	663,369
[d]	Pool BP0632, 4.445% (H15T1Y + 2.07%) due 7/1/2049	113,047	112,887
[d]	Pool CB2214, 1.539% (2.20% - SOFR30A) due 11/1/2051	2,767,528	2,464,518
	Federal National Mtg Assoc., UMBS Collateral, Pool MA5166 6.00% due 10/1/2053	1,365,254	1,385,816
[b,d]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	925,387	845,450
[b,d]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class B3, 5.467% due 5/25/2065	3,000,000	2,699,468
[b,d]	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO, Series 2022-1 A Class A1, 5.082% due 7/25/2067	1,358,254	1,325,502
[b]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	2,000,000	1,913,322
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2021-11 Class B5, 3.024% due 1/25/2052	712,426	455,089
[b,d]	Series 2021-11 Class B6, 2.828% due 1/25/2052	852,715	362,748
[b,d]	Series 2023-3 Class A4B, 5.50% due 10/25/2053	1,817,169	1,798,043

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[b,d,g]	Series 2021-INV2 Class AX1, 0.123% due 8/25/2051	$100,944,066	$ 482,593
[b,d,g]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	6,916,507	266,730
[b,d]	Series 2021-INV2 Class B5, 3.323% due 8/25/2051	313,360	204,069
[b,d]	Series 2021-INV2 Class B6, 3.081% due 8/25/2051	1,515,892	643,608
[b,d,g]	Series 2021-INV3 Class AX1, 0.163% due 10/25/2051	26,254,223	178,909
[b,d,g]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	2,131,025	56,808
[b,d]	Series 2021-INV3 Class B5, 3.213% due 10/25/2051	95,186	62,227
[b,d]	Series 2021-INV3 Class B6, 3.022% due 10/25/2051	414,177	181,077
[b,d]	MFA Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.25% due 4/25/2066	750,000	604,112
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,d,g]	Series 2021-INV1 Class AX1, 0.75% due 6/25/2051	32,468,520	1,171,825
[b,d]	Series 2021-INV1 Class B5, 3.25% due 6/25/2051	363,885	241,840
[b,d]	Series 2021-INV1 Class B6, 3.235% due 6/25/2051	651,744	324,851
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2021-9 Class A1, 2.50% due 1/25/2052	2,295,633	1,879,431
[b,d]	Series 2023-3 Class A1, 6.00% due 9/25/2053	1,425,342	1,425,342
[b,d]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-6 Class M1, 3.386% due 11/25/2066	1,500,000	864,162
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[b,d,g]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	27,897,988	728,218
[b,d]	Series 2021-INV1 Class B4, 3.314% due 8/25/2051	502,284	361,332
[b,d]	Series 2021-INV1 Class B5, 3.314% due 8/25/2051	397,044	264,304
[b,d]	Series 2021-INV1 Class B6, 3.314% due 8/25/2051	305,891	111,279
	Total Mortgage Backed (Cost $41,679,979)		40,533,239
	Loan Participations — 0.0%
	Software & Services — 0.0%
	Information Technology Services — 0.0%
[h]	Vericast Corp., 13.36% (SOFR + 7.75%) due 6/16/2026	5,683	5,281
			5,281
	Total Loan Participations (Cost $0)		5,281
	Short-Term Investments — 10.4%
[i]	Thornburg Capital Management Fund	6,037,676	60,376,756
	Total Short-Term Investments (Cost $60,376,756)		60,376,756
	Total Investments — 98.5% (Cost $626,830,286)		$571,713,952
	Other Assets Less Liabilities — 1.5%		8,579,403
	Net Assets — 100.0%		$580,293,355

OUTSTANDING WRITTEN OPTIONS CONTRACTS AT DECEMBER 31, 2023
CONTRACT DESCRIPTION	CONTRACT PARTY*	CONTRACT AMOUNT	EXERCISE PRICE		EXPIRATION DATE	NOTIONAL AMOUNT		PREMIUMS RECEIVED USD	VALUE USD
WRITTEN CALL OPTIONS – (0.2)%
BANKS – (0.1)%
ING Groep NV	GST	233,000	EUR	13.50	1/19/2024	EUR	3,151,558	$ 60,368	$ (67,139)
Mitsubishi UFJ Financial Group, Inc.	JPM	374,100	JPY	1,250.00	1/24/2024	JPY	453,222,150	49,141	(50,181)

								109,509	(117,320)
CONSUMER STAPLES DISTRIBUTION & RETAIL – (0.0)%
Tesco plc	JPM	650,700	GBP	2.90	1/19/2024	GBP	1,890,283	22,853	(44,154)
INSURANCE – (0.0)%
Assicurazioni Generali SpA	GST	127,920	EUR	19.50	1/19/2024	EUR	2,443,912	30,980	(20,411)
NN Group NV	GST	78,394	EUR	35.50	1/19/2024	EUR	2,802,585	45,423	(71,642)

								76,403	(92,053)

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2023 (Unaudited)

OUTSTANDING WRITTEN OPTIONS CONTRACTS AT DECEMBER 31, 2023
CONTRACT DESCRIPTION	CONTRACT PARTY*	CONTRACT AMOUNT	EXERCISE PRICE		EXPIRATION DATE	NOTIONAL AMOUNT		PREMIUMS RECEIVED USD	VALUE USD
MATERIALS – (0.0)%
Glencore plc	GST	475,000	GBP	4.80	1/19/2024	GBP	2,242,475	$ 54,596	$ (50,294)
OCI NV	GST	83,700	EUR	27.00	1/19/2024	EUR	2,196,288	47,583	(45,083)

								102,179	(95,377)
MEDIA & ENTERTAINMENT – (0.0)%
Meta Platforms, Inc.	GST	16,100	USD	360.00	1/19/2024	USD	5,698,756	55,223	(100,607)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (0.0)%
Novartis AG	UAG	33,094	CHF	87.00	1/19/2024	CHF	2,808,688	42,633	(15,481)
Sandoz Group AG	UAG	11,418	CHF	27.00	1/19/2024	CHF	308,971	5,754	(8,980)

								48,387	(24,461)
SOFTWARE & SERVICES – (0.0)%
ServiceNow, Inc.	GST	2,500	USD	700.00	1/19/2024	USD	1,766,225	50,000	(52,298)
TECHNOLOGY HARDWARE & EQUIPMENT – (0.1)%
Lotes Co. Ltd.	JPM	83,000	TWD	1,000.00	1/17/2024	TWD	88,810,000	22,398	(234,336)
Lotes Co. Ltd.	BOA	82,000	TWD	1,000.00	1/17/2024	TWD	87,740,000	42,193	(231,513)

								64,591	(465,849)
TELECOMMUNICATION SERVICES – (0.0)%
Orange SA	UAG	379,022	EUR	11.25	1/19/2024	EUR	3,905,443	61,853	(2,302)

TOTAL WRITTEN CALL OPTIONS								$590,998	$(994,421)
WRITTEN PUT OPTIONS – (0.0)%
ENERGY – (0.0)%
Shell plc	JPM	89,700	EUR	29.50	1/19/2024	EUR	2,673,060	$ 33,226	$ (30,916)
Equinor ASA	GST	100,000	NOK	300.00	2/9/2024	NOK	32,215,000	36,676	(44,018)

								69,902	(74,934)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (0.0)%
AbbVie, Inc.	GST	37,500	USD	155.00	1/5/2024	USD	5,811,375	66,375	(42,372)
AstraZeneca plc	GST	22,500	GBP	100.00	1/19/2024	GBP	2,385,000	45,622	(10,038)
Pfizer, Inc.	GST	126,600	USD	27.50	1/19/2024	USD	3,644,814	39,246	(23,443)

								151,243	(75,853)
TELECOMMUNICATION SERVICES – (0.0)%
Vodafone Group plc	JPM	3,472,500	GBP	0.66	2/16/2024	GBP	2,380,746	76,730	(83,001)
UTILITIES – (0.0)%
Enel SpA	GST	353,000	EUR	6.70	1/19/2024	EUR	2,375,690	33,403	(26,990)

TOTAL WRITTEN PUT OPTIONS								$331,278	$(260,778)

TOTAL								$922,276	$(1,255,199)

*	Counterparties include JPMorgan Chase Bank, N.A. (“JPM”), UBS AG ("UAG"), Bank of America ("BOA") and Goldman Sachs International ("GST").

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2023 (Unaudited)

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023, the aggregate value of these securities in the Trust’s portfolio was $128,906,833, representing 22.21% of the Trust’s net assets.
c	Security currently fair valued by the Valuation and Pricing Committee.
d	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2023.
e	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
f	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
g	Interest only.
h	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at December 31, 2023.
i	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ADR	American Depositary Receipt
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
GDR	Global Depositary Receipt
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
Mtg	Mortgage
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
TSFR1M	Term SOFR 1 Month
UMBS	Uniform Mortgage Backed Securities
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
NOK	Norway Krone
TWD	Taiwan Dollar
USD	United States Dollar

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Income Builder Opportunities Trust	December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Income Builder Opportunities Trust (the “Trust") is organized as a Delaware statutory trust and commenced operations on July 28, 2021. The Trust is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").
NOTE 2 – SECURITY VALUATION
Valuation of the Trust’s portfolio investment securities is performed by the Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Trust’s “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Trust’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Trust investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Trust’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Trust would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Trust upon a sale of the investment, and the difference could be material to the Trust’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Trust’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Trust can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will beconsidered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. closed-end funds are valued at the exchange-traded price if they are listed.
Over-the-counter options are valued by a third-party pricing service provider.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2023 (Unaudited)

Debt obligations held by the Trust which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Trust, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Trust is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Trust may be traded on days and at times when the Trust is not open for business. Consequently, the value of Trust’s investments may be significantly affected on days when shareholders cannot purchase or sell Trust’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Trust under the 1940 Act, including companies for which the Trust’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Trust invested for cash management purposes during the period:
	Market Value 9/30/23	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/23	Dividend Income
Thornburg Capital Mgmt. Fund	$32,557,057	$59,002,801	$(31,183,102)	$-	$-	$60,376,756	$556,082